Consolidated Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012
Consolidated Statements Of Operations [Abstract]
Net product sales	$ 261,000	$ 258,000	$ 417,000	$ 631,000	$ 820,000	$ 812,000
Operating costs and expenses
Cost of goods sold	89,000	67,000	145,000	155,000	565,000	264,000
Selling, general and administrative	1,338,000	1,332,000	3,506,000	4,093,000	5,718,000	7,439,000
Research and development	248,000	283,000	750,000	979,000	1,325,000	1,863,000
Share-based compensation	770,000	153,000	2,191,000	583,000
Other share-based expenses	0	0	308,000	0
Restructuring costs	0	0	2,754,000	0
Impairment of patents					551,000	0
Total operating costs and expenses	2,445,000	1,835,000	9,654,000	5,810,000	8,159,000	9,566,000
Loss from operations	(2,184,000)	(1,577,000)	(9,237,000)	(5,179,000)	(7,339,000)	(8,754,000)
Other income (expense)
Change in derivative liability	3,000	30,000	(56,000)	270,000	268,000	11,000
Interest expense, net	(2,000)	(2,000)	(7,000)	(591,000)	(593,000)	(144,000)
Gain on extinguishment of debt	0	0	727,000	0
Other (expense) income, net	134,000	15,000	198,000	(12,000)	(7,000)	(3,000)
Total other (expense) income	135,000	43,000	862,000	(333,000)	(332,000)	(136,000)
Net loss	$ (2,049,000)	$ (1,534,000)	$ (8,375,000)	$ (5,512,000)	$ (7,671,000)	$ (8,890,000)
Basic and diluted net loss per share	$ (0.07)	$ (0.14)	$ (0.34)	$ (0.53)	$ (0.71)	$ (1.58)
Shares used in computing basic and diluted net loss per share	27,864,746	11,255,833	24,479,959	10,310,721	10,838,140	5,623,453